Acquisition costs and other expenditure - Share-based payment expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based payment expense charged to the income statement
Share-based compensation expense	$ 100	$ 103	$ 100
Share-based compensation expense accounted for as equity-settled	94	97	$ 100
Liabilities relating to awards which are settled in cash	$ 32	$ 32